Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2018
Trade and other payables
Schedule of trade and other payables

	March 31,
	2017	2018
Trade creditors	2,334,933	3,977,674
Accrued expenses	380,081	381,880
Payable to other related parties (refer to Note 42)	5,581	16,767
Refund and other payables	427,949	673,309

Total	3,148,544	5,049,630